Significant Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended		14 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Related Party Transactions [Abstract]
Capitalized management fees		$ 185,000
Management fees		1,100,000
Compensation	$ 1,519,324	$ 188,444	$ 680,004